Investments in Equity Securities (Details) - USD ($)					3 Months Ended						12 Months Ended
	Oct. 17, 2022	Sep. 15, 2022	Apr. 27, 2022	Apr. 14, 2021	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2018
Debt and Equity Securities, FV-NI [Line Items]
Fair value					$ 364,000						$ 330,000
Debt securities, available-for-sale, extension option term			3 years
Debt securities, available-for-sale, conversion term			270 years
Debt conversion, converted instrument, shares issued (in Shares)	83,682				1,547,234	111,585	35,062	57,472	11,696	11,919
Unrealized (gain)/loss on equity securities					$ 30,000.00			$ 1,500,000			$ 7,900,000	$ 57,100,000
Common stock, par value (in Dollars per share)	$ 4.78				$ 0.001						$ 0.001		$ 0.001
Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Finance receivable, gross										$ 9,100,000
FOXO Technologies Inc. [Member] | Convertible Notes Payable [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale, discount, percentage			10.00%
Investments in debt securities			$ 6,050,000
Payments to acquire debt securities, available-for-sale			$ 5,500,000
Debt securities, available-for-sale, interest rate			12.00%
Debt securities, available-for-sale, conversion term			270 years
Unrealized (gain)/loss on equity securities											$ 57,100,000
FOXO Technologies Inc. [Member] | Fair Value, Inputs, Level 1 [Member]
Debt and Equity Securities, FV-NI [Line Items]
Fair value											320,000	0
Unrealized (gain)/loss on equity securities					$ 30,000.00						6,100,000
Sysorex Settlement Agreement [Member] | Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Stock received during period for debt settlement (in Shares)				12,972,189
Fair value											10,000.00	$ 1,800,000
Rights Letter Agreement [Member] | Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Stock received during period for debt settlement (in Shares)				3,000,000
Common Class A [Member] | FOXO Technologies Inc. [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt conversion, converted instrument, shares issued (in Shares)		891,124
Common stock par value (in Dollars per share)		$ 0.0001
Gain on conversion of note receivable											800,000
Common stock, par value (in Dollars per share)		$ 0.0001
Purchase Agreement [Member] | Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Aggregate maximum principal amount of note receivable											$ 10,000,000			$ 3,000,000